ACQUISITION FROM RELATED PARTY (Details) - USD ($)		12 Months Ended
	May. 16, 2014	Mar. 31, 2015	Mar. 31, 2014
Accounts payable and accrued liabilities		$ 134,007	$ 79,915
Percipio Biosciences Inc [Member]
Purchase of assets from related party	$ 50,000
Accounts payable and accrued liabilities		13,200
Senior scientist annual salary		$ 95,000
Percipio Biosciences Inc [Member] | Chief Executive Officer [Member]
Ownership percentage in acquired party held by an officer of the reporting entity	20.00%